Commitments and Contingencies - Additional Information - ALP (Detail) $ in Thousands	1 Months Ended
	Mar. 31, 2014 USD ($) Vessel	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Jul. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments		$ 37,619	$ 34,027
ALP Maritime Services B.V. [Member]
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired	100.00%
Expected cost of new buildings	$ 216,000
Prepaid Expense		129,600
Payments due in the remainder of 2015		53,100
Payments due in the year 2016		33,700
ALP Maritime Services B.V. [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of vessels | Vessel	4
Secured long-term debt financing				$ 185,000
Undrawn borrowing capacity		$ 109,000